FINANCIAL INCOME (EXPENSES), net (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 15, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INCOME (EXPENSES), net
Fair value gains on derivative financial instruments		$ 8,228		$ 13,422
Gains on extinguishment of debt obligations by transfer of the rights in Movantik			$ 20,585
Other income		40	210
Interest from bank deposits		133	94	140
Financial income		8,401	20,889	13,562
Interest for lease liabilities.		55	367	430
Issuance cost in respect of warrants		1,497	2,034	958
Loss from changes in exchange rates		31	115	40
Fair value loss on derivative financial instruments.			5,569
Loss from modification of warrants terms as part of a new issuance, see notes 17(b) and 17(d)			1,459
loss from global termination agreement (see note 15 (6))	$ 2,300	(2,359)
Interest expenses related to borrowing and payable in respect of intangible assets purchase				40,903
Other		473	61	56
Financial expenses		2,056	9,605	42,387
Financial income (expenses), net		$ 6,345	$ 11,284	$ (28,825)